Consolidated Balance Sheets (Parenthetical) - shares	Feb. 25, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets [Abstract]
Capital account, interests outstanding	635,000,000	635,000,000	635,000,000	635,000,000